Income taxes - Tax losses carried forward (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Income taxes
Tax losses for which no deferred tax asset was recognized, subject to expiration	¥ 361,627	¥ 278,215
Tax losses for which no deferred tax asset was recognized, not subject to expiration	¥ 389,629	¥ 352,592